SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2017
Cash flow statement [Abstract]
Disclosure of detailed information about adjustments to reconcile profit (loss) explanatory
Adjustments to reconcile net earnings to cash flows from operating activities:

	2017	2016

Depreciation and amortization (note 20)	$162,150	$140,597
Restructuring charges related to property, plant and equipment (note 17)	930	1,716
Gain on remeasurement of contingent consideration in connection with a business acquisition (note 17)	—	(6,176)
Loss on disposal of property, plant and equipment and intangible assets	368	1,631
Share-based compensation	15,867	15,373
Deferred income taxes (note 18)	4,895	(3,156)
Unrealized net (gain) loss on foreign exchange and financial derivatives	(863)	1,993
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to net earnings	(10,070)	10,840
Other non-current assets	(523)	(2,202)
Other non-current liabilities	2,445	(2,169)
	$175,199	$158,447

Disclosure of detailed information about variations in non-cash transactions explanatory
Variations in non-cash transactions:

	2017	2016

Change in classification of non-Treasury RSUs to equity-settled	$—	$6,234
Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	258	(8,200)
Proceeds on disposal of property, plant and equipment included in other current assets	36	(475)
Assets held for sale transferred to property, plant and equipment	—	2,243
Balance due on business acquisition (note 5)	2,700	(4,000)
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	447	370
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	9,623	8,085